Basis of preparation of the consolidated financial statements (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net (loss) income for the year	$ (187,407)	$ (291,810)	$ 76,988
Translation adjustment of foreign subsidiaries	(184,446)	81,413	64,460
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement	(184,337)	80,876	64,129
Other comprehensive income (loss) for the year, net of income tax	(186,630)	79,025	60,864
Other comprehensive (loss) income for the year, net of income tax	(374,037)	(212,785)	137,852
Attributable to NEXA’s shareholders	(378,759)	(217,840)	105,783
Attributable to non-controlling interests	$ 4,722	5,055	32,069
Previously stated [member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year		(289,196)	76,394
Translation adjustment of foreign subsidiaries		81,315	65,243
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement		80,778	64,912
Other comprehensive income (loss) for the year, net of income tax		78,927	61,647
Other comprehensive (loss) income for the year, net of income tax		(210,269)	138,041
Attributable to NEXA’s shareholders		(215,324)	105,972
Attributable to non-controlling interests		5,055	32,069
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year		(2,614)	594
Translation adjustment of foreign subsidiaries		98	(783)
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement		98	(783)
Other comprehensive income (loss) for the year, net of income tax		98	(783)
Other comprehensive (loss) income for the year, net of income tax		(2,516)	(189)
Attributable to NEXA’s shareholders		(2,516)	(189)
Attributable to non-controlling interests
Revised [Member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year		(291,810)	76,988
Translation adjustment of foreign subsidiaries		81,413	64,460
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement		80,876	64,129
Other comprehensive income (loss) for the year, net of income tax		79,025	60,864
Other comprehensive (loss) income for the year, net of income tax		(212,785)	137,852
Attributable to NEXA’s shareholders		(217,840)	105,783
Attributable to non-controlling interests		$ 5,055	$ 32,069